Employee benefits - Reconciliation of net (liabilities) assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Pension Plans
Reconciliation of net (liabilities) assets:
Net (liabilities) assets at beginning of year	$ (35,568)	$ (52,616)
Amount recognized in AOCL at beginning of year	265,899	288,882
Amount prepaid (accrued) at beginning of year	230,331	236,266
Net periodic benefit (credit) cost	3,810	(6,165)	$ (19,559)
Contributions	228	230
Amount prepaid (accrued) at end of year	234,369	230,331	236,266
Accumulated other comprehensive loss	(225,356)	(265,899)	(288,882)
Net (liabilities) assets at end of year	9,013	(35,568)	(52,616)
OPEB Plan
Reconciliation of net (liabilities) assets:
Net (liabilities) assets at beginning of year	(179,210)	(168,681)
Amount recognized in AOCL at beginning of year	32,152	21,472
Amount prepaid (accrued) at beginning of year	(147,058)	(147,209)
Net periodic benefit (credit) cost	(6,088)	(6,193)	(6,714)
Contributions	6,181	6,344
Amount prepaid (accrued) at end of year	(146,965)	(147,058)	(147,209)
Accumulated other comprehensive loss	(12,993)	(32,152)	(21,472)
Net (liabilities) assets at end of year	$ (159,958)	$ (179,210)	$ (168,681)